Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2013
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 74% and 26%, respectively, in 2013 and 75% and 25%, respectively, in 2012.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

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The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is typically available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

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The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

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We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data are set forth below (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Revenues by Type of Service
VITAS
Routine homecare	$791,735	$778,776	$718,658
Continuous care	155,409	172,063	158,466
General inpatient	104,968	114,494	110,742
Medicare cap	(6,999)	1,704	(1,594)
Total segment	1,045,113	1,067,037	986,272
Roto-Rooter
Sewer and drain cleaning	141,283	138,500	138,932
Plumbing repair and maintenance	172,002	172,310	177,363
Independent contractors	33,030	28,522	26,711
HVAC repair and maintenance	-	1,109	3,410
Other products and services	21,901	22,565	23,282
Total segment	368,216	363,006	369,698
Total service revenues and sales	$1,413,329	$1,430,043	$1,355,970
Aftertax Segment Earnings/(Loss)
VITAS	$76,144	$86,577	$80,358
Roto-Rooter	29,243	30,905	34,879
Total	105,387	117,482	115,237
Corporate	(28,160)	(28,178)	(29,258)
Net income	$77,227	$89,304	$85,979
Interest Income
VITAS	$5,038	$3,883	$4,293
Roto-Rooter	2,096	1,647	2,176
Total	7,134	5,530	6,469
Corporate	56	76	91
Intercompany eliminations	(6,343)	(4,797)	(6,134)
Total interest income	$847	$809	$426
Interest Expense
VITAS	$182	$233	$229
Roto-Rooter	322	433	358
Total	504	666	587
Corporate	14,531	14,057	13,301
Total interest expense	$15,035	$14,723	$13,888
Income Tax Provision
VITAS	$46,910	$53,092	$48,835
Roto-Rooter	17,560	18,770	21,353
Total	64,470	71,862	70,188
Corporate	(17,868)	(15,347)	(15,611)
Total income tax provision	$46,602	$56,515	$54,577
Identifiable Assets
VITAS	$518,316	$519,555	$504,677
Roto-Rooter	241,679	224,735	212,234
Total	759,995	744,290	716,911
Corporate	133,706	115,336	78,994
Total identifiable assets	$893,701	$859,626	$795,905
Additions to Long-Lived Assets
VITAS	$16,219	$24,735	$24,298
Roto-Rooter	15,202	16,132	9,426
Total	31,421	40,867	33,724
Corporate	160	285	72
Total additions to long-lived assets	$31,581	$41,152	$33,796

	For the Years Ended December 31,
	2013	2012	2011
Depreciation and Amortization
VITAS	$20,251	$19,043	$18,480
Roto-Rooter	9,621	9,029	8,729
Total	29,872	28,072	27,209
Corporate	2,516	2,449	2,290
Total depreciation and amortization	$32,388	$30,521	$29,499